Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Pieris Pharmaceuticals, Inc. [Member] Preferred Stock [Member]	Pieris Pharmaceuticals, Inc. [Member] Common Stock [Member]	Pieris Pharmaceuticals, Inc. [Member] Additional Paid-in Capital [Member]	Pieris Pharmaceuticals, Inc. [Member] AOCI Attributable to Parent [Member]	Pieris Pharmaceuticals, Inc. [Member] Retained Earnings [Member]	Pieris Pharmaceuticals, Inc. [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	16,000	903,000					13,525,560	5,708,030
Balance at Dec. 31, 2021	$ 0	$ 1	$ 307,069	$ 829	$ (257,144)	$ 50,755	$ 61,071	$ 0	$ 754	$ (67,440)	$ (66,686)
Net loss	0	0	0	0	(33,277)	(33,277)	0	0	0	(27,552)	(27,552)
Foreign currency translation adjustment	0	0	0	(1,010)	0	(1,010)
Unrealized gain on investments	0	0	0	(73)	0	(73)
Stock based compensation expense	$ 0	$ 0	4,402	0	0	4,402	$ 0	$ 0	427	0	427
Issuance of common stock resulting from exercise of stock options (in shares)	0	1,000					0	11,979
Issuance of common stock resulting from exercise of stock options	$ 0	$ 0	95	0	0	$ 95	$ 0	$ 0	34	0	34
Issuance of common stock resulting from purchase of employee stock purchase plan shares (in shares)	0	2,000				2,268
Issuance of common stock resulting from purchase of employee stock purchase plan shares	$ 0	$ 0	197	0	0	$ 197
Issuance of common stock pursuant to ATM offering program, net of $0.7 million in offering costs (in shares)	0	25,000
Issuance of common stock pursuant to ATM offering program, net of $0.7 million in offering costs	$ 0	$ 0	6,840	0	0	6,840
Balance (in shares) at Dec. 31, 2022	16,000	931,000					15,360,787	5,720,009
Balance at Dec. 31, 2022	$ 0	$ 1	318,603	(254)	(290,421)	27,929	$ 70,603	$ 0	1,215	(94,992)	(93,777)
Net loss	0	0	0	0	(19,959)	(19,959)	0	0	0	(1,848)	(1,848)
Foreign currency translation adjustment	0	0	0	(159)	0	(159)
Unrealized gain on investments	0	0	0	74	0	74
Stock based compensation expense	$ 0	$ 0	2,898	0	0	2,898	$ 0	$ 0	454	0	454
Issuance of common stock resulting from purchase of employee stock purchase plan shares (in shares)	0	1,000
Issuance of common stock resulting from purchase of employee stock purchase plan shares	$ 0	$ 0	52	0	0	52
Issuance of common stock pursuant to ATM offering program, net of $0.7 million in offering costs (in shares)	0	303,000
Issuance of common stock pursuant to ATM offering program, net of $0.7 million in offering costs	$ 0	$ 0	19,675	0	0	19,675
Balance (in shares) at Sep. 30, 2023	16,000	1,236,000					15,360,787	5,720,009
Balance at Sep. 30, 2023	$ 0	$ 1	341,228	(339)	(310,380)	30,510	$ 70,603	$ 0	1,669	(96,840)	(95,171)
Balance (in shares) at Dec. 31, 2022	16,000	931,000					15,360,787	5,720,009
Balance at Dec. 31, 2022	$ 0	$ 1	318,603	(254)	(290,421)	27,929	$ 70,603	$ 0	1,215	(94,992)	(93,777)
Net loss	0	0	0	0	(24,543)	(24,543)	0	0	0	18,691	18,691
Foreign currency translation adjustment	0	0	0	208	0	208
Unrealized gain on investments	0	0	0	74	0	74
Stock based compensation expense	$ 0	$ 0	3,349	0	0	$ 3,349	$ 0	$ 0	603	0	603
Issuance of common stock resulting from purchase of employee stock purchase plan shares (in shares)	0	2,000				1,933
Issuance of common stock resulting from purchase of employee stock purchase plan shares	$ 0	$ 0	66	0	0	$ 66
Issuance of common stock pursuant to ATM offering program, net of $0.7 million in offering costs (in shares)	0	304,000
Issuance of common stock pursuant to ATM offering program, net of $0.7 million in offering costs	$ 0	$ 0	19,675	0	0	19,675
Balance (in shares) at Dec. 31, 2023	16,000	1,237,000					15,360,787	5,720,009
Balance at Dec. 31, 2023	$ 0	$ 1	341,693	28	(314,964)	26,758	$ 70,603	$ 0	1,818	(76,301)	(74,483)
Balance (in shares) at Jun. 30, 2023	16,000	1,236,000					15,360,787	5,720,009
Balance at Jun. 30, 2023	$ 0	$ 1	340,262	(137)	(299,628)	40,498	$ 70,603	$ 0	1,515	(94,008)	(92,493)
Net loss	0	0	0	0	(10,752)	(10,752)	0	0	0	(2,832)	(2,832)
Foreign currency translation adjustment	0	0	0	(204)	0	(204)
Unrealized gain on investments	0	0	0	2	0	2
Stock based compensation expense	$ 0	$ 0	966	0	0	966	$ 0	$ 0	154	0	154
Balance (in shares) at Sep. 30, 2023	16,000	1,236,000					15,360,787	5,720,009
Balance at Sep. 30, 2023	$ 0	$ 1	341,228	(339)	(310,380)	30,510	$ 70,603	$ 0	1,669	(96,840)	(95,171)
Balance (in shares) at Dec. 31, 2023	16,000	1,237,000					15,360,787	5,720,009
Balance at Dec. 31, 2023	$ 0	$ 1	341,693	28	(314,964)	26,758	$ 70,603	$ 0	1,818	(76,301)	(74,483)
Net loss	0	0	0	0	(11,369)	(11,369)	0	0	0	(13,483)	(13,483)
Foreign currency translation adjustment	0	0	0	(343)	0	(343)
Unrealized gain on investments	0	0	0	(1)	0	(1)
Stock based compensation expense	$ 0	$ 0	1,223	0	0	1,223	$ 0	$ 0	562	0	562
Balance (in shares) at Sep. 30, 2024	16,000	1,320,000					15,360,787	5,720,009
Balance at Sep. 30, 2024	$ 0	$ 1	342,916	(316)	(326,333)	16,268	$ 70,603	$ 0	2,380	(89,784)	(87,404)
Balance (in shares) at Jun. 30, 2024	16,000	1,320,000					15,360,787	5,720,009
Balance at Jun. 30, 2024	$ 0	$ 1	342,586	(436)	(323,446)	18,705	$ 70,603	$ 0	2,181	(83,009)	(80,828)
Net loss	0	0	0	0	(2,887)	(2,887)	0	0	0	(6,775)	(6,775)
Foreign currency translation adjustment	0	0	0	120	0	120
Stock based compensation expense	$ 0	$ 0	330	0	0	330	$ 0	$ 0	199	0	199
Balance (in shares) at Sep. 30, 2024	16,000	1,320,000					15,360,787	5,720,009
Balance at Sep. 30, 2024	$ 0	$ 1	$ 342,916	$ (316)	$ (326,333)	$ 16,268	$ 70,603	$ 0	$ 2,380	$ (89,784)	$ (87,404)